CERTIFICATION

         Pursuant to Rule 497(j) of the Securities Act of 1933, Lehman Brothers Reserve Liquidity Series (1933 Act File No. 333-122846; 1940 Act File No. 811-21716) ("Registrant") hereby certifies (a) that the form of the prospectus used with respect to the Lehman Brothers Reserve Liquidity Fund, Lehman Brothers Prime Reserve Money Fund, and Lehman Brothers U.S. Treasury Reserve Fund, each a series of the Registrant, does not differ from those contained in Post-Effective Amendment No. 2 ("Amendment No. 2") to the Registrant's Registration Statement and (b) that Amendment No. 2 was filed electronically.







Dated:   August 3, 2006                     By:      /s/ Sheila R. James
                                                     -------------------
                                                     Sheila R. James
                                                     Assistant Secretary